Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
Inventories
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts, classified and accounted as inventories, are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Finished goods	777	635
Raw materials and supplies	452	375
Spare parts and other	151	147
Total inventories	1,380	1,157
Write downs of inventories totalled €41 million, €41 million and €29 million for the years ended 31 December 2022, 31 December 2021 and 31 December 2020, respectively. The majority of these write downs were included in cost of sales on the consolidated income statement. None of these write downs of inventory were subsequently reversed.